UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2012

1.802197.108

CFL-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 95.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 413
5% 8/1/18	330	358
5% 8/1/19	555	599
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,524
Series 2012 A:
5% 8/1/24	1,000	1,140
5% 8/1/25	1,245	1,401
5% 8/1/27	300	333
5% 8/1/28	400	441
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,088
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,417
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,580
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,987
5% 12/1/20 (AMBAC Insured)	2,810	3,115
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,819
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	2,022
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,235
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	990
0% 9/1/22 (FSA Insured)	5,150	3,338
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,453
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,172
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,833
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (FGIC Insured)	$ 5,030	$ 5,448
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,261
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,936
5% 6/1/25	4,355	5,256
5% 6/1/27	2,755	3,277
5% 6/1/28	3,045	3,599
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,845
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,192
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,388
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,509
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,799
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,615
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101)	1,085	1,105
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,796
0% 8/1/17 (AMBAC Insured)	1,000	887
0% 8/1/18 (AMBAC Insured)	2,000	1,699
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,822
Series AI, 5% 12/1/25	2,700	3,342
Series J1, 7% 12/1/12	730	754
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,123
5% 7/1/22	3,800	4,335
5.25% 7/1/14	695	761
5.25% 7/1/21	9,910	11,995
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,115
6% 3/1/38	1,000	1,103
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,683
5% 2/1/17	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,037
Series 2010 A, 5% 10/1/25	5,860	6,605
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	933
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,198
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,513
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	967
4% 9/1/21	1,000	1,110
4% 9/1/22	740	814
4% 9/1/23	1,080	1,178
4% 9/1/24	1,125	1,217
5% 9/1/19	400	485
5% 9/1/39	5,000	5,393
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	655	664
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,370
5% 3/1/15	2,130	2,358
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,724
5% 9/1/17	750	850
5% 3/1/19	3,000	3,502
5% 8/1/22	1,500	1,693
5% 10/1/22	1,355	1,565
5% 11/1/22	1,600	1,845
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,228
5% 12/1/22	3,500	4,043
5% 2/1/23	1,095	1,154
5% 2/1/23	25,000	29,811
5% 2/1/26	720	722
5% 3/1/26	2,800	3,043
5% 6/1/26	2,600	2,787
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	$ 1,360	$ 1,403
5% 6/1/31	2,000	2,125
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,096
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.125% 11/1/24	2,800	2,976
5.125% 2/1/26	2,800	2,949
5.25% 2/1/14	120	127
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,151
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18	2,235	2,389
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	818
5.25% 2/1/20	215	227
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,969
5.25% 2/1/22	1,620	1,708
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	423
5.25% 9/1/23	7,200	8,705
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,639
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,913
5.25% 2/1/29	5,000	5,127
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,109
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,421
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	3,916
5.25% 3/1/38	11,375	12,205
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,882
5.5% 4/1/30	25	27
5.5% 11/1/33	29,440	30,956
5.5% 11/1/34	2,535	2,860
5.5% 11/1/39	1,810	2,029
6% 4/1/18	1,570	1,953
6% 3/1/33	20,050	24,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 1,190	$ 1,391
6.5% 4/1/33	11,650	14,204
6.75% 8/1/12	1,100	1,111
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,898
Series 2008 L, 5.125% 7/1/22	2,475	2,728
Series 2009 E, 5.625% 7/1/25	11,000	12,661
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,636
Series 2009, 5% 8/15/39	5,000	5,332
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,379
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,306
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,228
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	5,968
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,272
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,564
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,090
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,416
Series 2008 A3, 5.5% 11/15/40	3,090	3,578
Series 2011 A, 5% 3/1/20	3,250	3,764
Series 2011 D:
5% 8/15/22	900	1,090
5% 8/15/23	700	840
5% 8/15/24	1,250	1,475
5% 8/15/25	2,000	2,342
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,061
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,145
5% 12/1/32	1,000	1,051
5% 12/1/42	3,000	3,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,503
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,223
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	337
5% 7/1/20	500	556
5.125% 7/1/23	1,150	1,251
5.75% 7/1/40	5,000	5,346
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,661
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,665
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,106
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,704
5% 6/1/14	2,000	2,157
5.25% 6/1/24	5,400	5,786
5.25% 6/1/25	5,000	5,308
5.25% 6/1/30	4,000	4,166
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,937
Series 2006 G:
5% 11/1/20	1,825	1,974
5% 11/1/21	2,020	2,191
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,080
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,094
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,485
5.5% 6/1/15	1,000	1,080
5.5% 6/1/17	9,980	10,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,736
5% 11/1/16 (FGIC Insured)	2,000	2,265
Series 2011 C:
5% 10/1/27	9,530	10,483
5.25% 10/1/24	4,170	4,757
5.25% 10/1/25	2,875	3,277
5.75% 10/1/31	4,000	4,611
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,727
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815	857
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,577
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,569
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,528
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,080
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,986
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,107
5.125% 6/1/29	5,000	5,151
5.5% 6/1/19	2,000	2,129
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,142
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,487
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,679
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,700
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,176
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,165	$ 5,687
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,920
Series 2006 E:
5% 10/1/23	2,410	2,732
5.25% 10/1/21	2,900	3,356
(Various Cap. Projs.) Series 2012 A, 5% 4/1/25	5,300	5,965
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,465
5% 12/1/23	2,800	3,192
Series 2009 G1, 5.75% 10/1/30	1,800	2,045
Series 2009 I:
5.5% 11/1/23	1,535	1,786
6.125% 11/1/29	1,200	1,413
6.25% 11/1/21	2,000	2,474
6.375% 11/1/34	3,000	3,539
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,291
5.75% 11/1/28	6,525	7,527
6% 11/1/40	7,240	8,375
Series A:
5.375% 11/1/18 (AMBAC Insured)	70	71
5.5% 11/1/16 (AMBAC Insured)	80	82
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,497
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,233
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,843
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,352
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	903
Series 2005 G, 5.25% 7/1/13	1,475	1,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	$ 125	$ 139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,229
6.25% 8/15/33	2,500	2,794
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,484
Series 2007 A:
4.75% 4/1/33	2,000	2,053
5% 4/1/31	4,900	5,163
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,360
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,923
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,891
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,277
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	10,982
Series 2012 A, 5% 4/1/42	2,800	3,035
5.375% 6/1/26	2,500	2,830
6% 6/1/33	3,000	3,496
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	966
0% 5/1/16	1,365	1,288
0% 5/1/17	1,155	1,048
0% 5/1/18	1,335	1,163
0% 5/1/19	1,000	831
0% 5/1/34 (a)	5,300	4,066
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,623
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,129
5% 11/1/25 (AMBAC Insured)	3,820	4,288
5% 11/1/33 (AMBAC Insured)	5,000	5,412
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,290	$ 3,359
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,295
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,640
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,904
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,644
5% 8/1/25 (FSA Insured)	1,435	1,577
5% 8/1/26 (FSA Insured)	2,000	2,190
5% 8/1/27 (FSA Insured)	1,785	1,961
5% 8/1/31 (FSA Insured)	5,000	5,407
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,794
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,631
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,470
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,053
Cupertino California Union School District:
5% 8/1/18	1,735	2,120
5% 8/1/19	1,120	1,386
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	629
5% 9/1/13 (AMBAC Insured)	655	673
5% 9/1/14 (AMBAC Insured)	690	723
5% 9/1/15 (AMBAC Insured)	725	767
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	963
5% 9/1/22 (AMBAC Insured)	1,020	1,058
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,254
6% 3/1/20 (FSA Insured)	1,000	1,172
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,836
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,313
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,613
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	917
0% 10/1/25 (AMBAC Insured)	1,665	858
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	709
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,989
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,157
0% 11/1/16 (Escrowed to Maturity)	3,500	3,338
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,199
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,608
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	960
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,328
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,466
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,064
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,210
Series C, 5% 8/1/36	10,000	11,453
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	22,494
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,866
5.75% 1/15/40	8,155	8,155
5.875% 1/15/27	4,000	4,082
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,592
5.875% 1/15/29	4,000	4,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	$ 2,645	$ 2,685
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,573
5% 6/1/45	12,125	12,289
5% 6/1/45	2,775	2,813
Series 2007 A1:
5% 6/1/12	1,400	1,400
5% 6/1/13	1,000	1,036
5% 6/1/14	2,000	2,129
5% 6/1/15	1,000	1,092
5% 6/1/45 (FSA Insured)	235	238
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,224
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,514
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	508
5% 8/1/22	450	559
5% 8/1/23	485	596
5% 8/1/24	1,000	1,205
5% 8/1/26	1,370	1,623
5% 8/1/28	760	888
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,444
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,148
Series 2005 A, 5% 12/1/14	4,500	4,865
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,128
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	3,824
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	$ 6,725	$ 7,573
Series A, 5.75% 8/1/33	2,800	3,251
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,177
Series 2009 A, 5.5% 8/1/29	1,000	1,185
Series 2010 C, 5.25% 8/1/39	1,300	1,505
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,963
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,350
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,370
5% 3/1/23	1,600	1,889
(Disney Parking Proj.):
0% 3/1/13	6,490	6,444
0% 9/1/14 (AMBAC Insured)	3,860	3,677
0% 3/1/18	3,000	2,516
0% 3/1/19	3,200	2,558
0% 3/1/20	1,000	755
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,102
5.375% 9/1/17 (FSA Insured)	1,095	1,151
5.375% 9/1/18 (FSA Insured)	1,155	1,212
5.375% 9/1/19 (FSA Insured)	1,210	1,267
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,009
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,119
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,418
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,538
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 10/15/20 (Escrowed to Maturity)	$ 150	$ 150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,124
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,579
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	8,875	10,708
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,135
Series 2012 C, 5% 3/1/26	3,000	3,329
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,294
Series 2007 A1, 4.5% 1/1/28	6,900	7,404
Series 2011 A1, 5% 7/1/21	10,510	12,937
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,805
Series 2012 B, 5% 6/1/28	4,800	5,583
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,635	2,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,631
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	548
5% 7/1/39	4,095	4,392
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,598
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	729
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,411
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,563
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,508
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 4,077
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,791
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	822
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	788
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,119
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	722
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,485
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,787
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,254
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,150
12% 8/1/17 (FSA Insured)	1,000	1,507
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,150
Bonds:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,800	2,882
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,601
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,826
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,141
5% 9/1/17 (AMBAC Insured)	2,735	3,169
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,509
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,386
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,308
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	$ 3,000	$ 3,437
Series 2012, 5% 1/15/25	3,460	3,987
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,061
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,199
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,081
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,304
6.5% 8/1/24	1,220	1,426
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,397
5% 2/1/23	5,000	5,707
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,888
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,808
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,590
4% 9/1/13	1,855	1,899
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,495
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	707
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	35	35
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,079
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	375	382
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 5,850	$ 5,936
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,403
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,779
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,707
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,207
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,447
Series 2011 O, 5% 5/1/22 (c)	4,500	4,962
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,825
Series B:
0% 8/1/33	4,840	1,713
0% 8/1/35	9,000	2,811
0% 8/1/37	6,325	1,734
0% 8/1/38	20,710	5,367
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,450
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,686
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,510
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	5,815
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,973
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,053
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 3,740	$ 3,855
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	859
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,598
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	756
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	941
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	925
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,295
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,864
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,925	7,221
Series 2012 Y, 5% 8/15/27	2,800	3,297
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,992
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,079
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,054
6.5% 8/1/28	2,445	2,990
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,223
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,893
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,504
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,194
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,260
5% 11/15/17 (AMBAC Insured)	2,000	2,241
5% 11/15/18 (AMBAC Insured)	2,000	2,226
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,350
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.: - continued
Series 2005:
5.25% 7/1/16 (AMBAC Insured) (c)	$ 1,400	$ 1,582
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,207
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,686
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,036
San Diego Unified School District:
Series 2008 C, 0% 7/1/42	10,000	2,038
Series 2008 E, 0% 7/1/47 (a)	8,700	3,062
Series C, 0% 7/1/47	4,000	615
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,519
Second Series 32F, 5.25% 5/1/19	2,500	3,047
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,109
6.625% 8/1/39	1,000	1,111
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,332
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,075
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,980
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,659
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,105
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,544
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 1,673
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,328
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,254
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,113
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,900
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,322
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,930
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,476
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,619
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,181
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,345
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	899
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	857
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,433
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,081
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,716
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,563
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,880
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,932
0% 9/1/22 (AMBAC Insured)	2,900	1,868
0% 9/1/25 (AMBAC Insured)	6,800	3,676
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 527
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,520
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,987
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,515
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,227
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,737
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,558
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,060
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,269
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,354
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,833
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,726
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,343
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,856
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	849
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,160
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,493
4% 5/15/20	615	702
5% 5/15/19	2,830	3,421
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
(Ltd. Proj.):
Series 2007 D, 5% 5/15/25	$ 4,250	$ 4,741
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,622
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,258
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,068
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,120
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,546
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,830
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,226
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,281
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	131
5.375% 8/1/16 (FSA Insured)	100	101
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,171
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,021
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	465
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,058
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,448
6.25% 7/1/39	7,000	7,994
Series 2010 A, 5.5% 7/1/38	3,100	3,360
Series A:
5% 7/1/23	1,460	1,584
5% 7/1/25	1,665	1,779
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,689
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Western Riverside County Trust & Wastewtr. Fin. Auth.: - continued
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	$ 2,250	$ 2,469
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,382
		1,787,329
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,052
5.875% 10/1/18	1,565	1,755
		2,807
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.425% 7/1/21 (FGIC Insured) (b)	4,600	4,273
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,747
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,872
		13,892
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,573
Series 2009 B, 5% 10/1/25	1,500	1,601
Series A, 5.25% 10/1/15	1,255	1,344
		4,518
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,677,278)	1,808,546
NET OTHER ASSETS (LIABILITIES) - 3.2%	60,328
NET ASSETS - 100%	$ 1,868,874
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,675,636,000. Net unrealized appreciation aggregated $132,910,000, of which $136,546,000 related to appreciated investment securities and $3,636,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

1.819030.107

ASCM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 95.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 413
5% 8/1/18	330	358
5% 8/1/19	555	599
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,524
Series 2012 A:
5% 8/1/24	1,000	1,140
5% 8/1/25	1,245	1,401
5% 8/1/27	300	333
5% 8/1/28	400	441
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,088
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,417
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,580
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,987
5% 12/1/20 (AMBAC Insured)	2,810	3,115
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,819
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	2,022
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,235
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	990
0% 9/1/22 (FSA Insured)	5,150	3,338
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,453
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,172
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,833
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (FGIC Insured)	$ 5,030	$ 5,448
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,261
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,936
5% 6/1/25	4,355	5,256
5% 6/1/27	2,755	3,277
5% 6/1/28	3,045	3,599
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,845
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,192
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,388
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,509
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,799
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,615
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101)	1,085	1,105
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,796
0% 8/1/17 (AMBAC Insured)	1,000	887
0% 8/1/18 (AMBAC Insured)	2,000	1,699
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,822
Series AI, 5% 12/1/25	2,700	3,342
Series J1, 7% 12/1/12	730	754
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,123
5% 7/1/22	3,800	4,335
5.25% 7/1/14	695	761
5.25% 7/1/21	9,910	11,995
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,115
6% 3/1/38	1,000	1,103
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,683
5% 2/1/17	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,037
Series 2010 A, 5% 10/1/25	5,860	6,605
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	933
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,198
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,513
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	967
4% 9/1/21	1,000	1,110
4% 9/1/22	740	814
4% 9/1/23	1,080	1,178
4% 9/1/24	1,125	1,217
5% 9/1/19	400	485
5% 9/1/39	5,000	5,393
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	655	664
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,370
5% 3/1/15	2,130	2,358
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,724
5% 9/1/17	750	850
5% 3/1/19	3,000	3,502
5% 8/1/22	1,500	1,693
5% 10/1/22	1,355	1,565
5% 11/1/22	1,600	1,845
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,228
5% 12/1/22	3,500	4,043
5% 2/1/23	1,095	1,154
5% 2/1/23	25,000	29,811
5% 2/1/26	720	722
5% 3/1/26	2,800	3,043
5% 6/1/26	2,600	2,787
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	$ 1,360	$ 1,403
5% 6/1/31	2,000	2,125
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,096
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.125% 11/1/24	2,800	2,976
5.125% 2/1/26	2,800	2,949
5.25% 2/1/14	120	127
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,151
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18	2,235	2,389
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	818
5.25% 2/1/20	215	227
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,969
5.25% 2/1/22	1,620	1,708
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	423
5.25% 9/1/23	7,200	8,705
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,639
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,913
5.25% 2/1/29	5,000	5,127
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,109
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,421
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	3,916
5.25% 3/1/38	11,375	12,205
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,882
5.5% 4/1/30	25	27
5.5% 11/1/33	29,440	30,956
5.5% 11/1/34	2,535	2,860
5.5% 11/1/39	1,810	2,029
6% 4/1/18	1,570	1,953
6% 3/1/33	20,050	24,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 1,190	$ 1,391
6.5% 4/1/33	11,650	14,204
6.75% 8/1/12	1,100	1,111
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,898
Series 2008 L, 5.125% 7/1/22	2,475	2,728
Series 2009 E, 5.625% 7/1/25	11,000	12,661
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,636
Series 2009, 5% 8/15/39	5,000	5,332
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,379
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,306
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,228
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	5,968
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,272
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,564
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,090
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,416
Series 2008 A3, 5.5% 11/15/40	3,090	3,578
Series 2011 A, 5% 3/1/20	3,250	3,764
Series 2011 D:
5% 8/15/22	900	1,090
5% 8/15/23	700	840
5% 8/15/24	1,250	1,475
5% 8/15/25	2,000	2,342
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,061
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,145
5% 12/1/32	1,000	1,051
5% 12/1/42	3,000	3,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,503
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,223
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	337
5% 7/1/20	500	556
5.125% 7/1/23	1,150	1,251
5.75% 7/1/40	5,000	5,346
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,661
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,665
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,106
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,704
5% 6/1/14	2,000	2,157
5.25% 6/1/24	5,400	5,786
5.25% 6/1/25	5,000	5,308
5.25% 6/1/30	4,000	4,166
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,937
Series 2006 G:
5% 11/1/20	1,825	1,974
5% 11/1/21	2,020	2,191
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,080
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,094
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,485
5.5% 6/1/15	1,000	1,080
5.5% 6/1/17	9,980	10,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,736
5% 11/1/16 (FGIC Insured)	2,000	2,265
Series 2011 C:
5% 10/1/27	9,530	10,483
5.25% 10/1/24	4,170	4,757
5.25% 10/1/25	2,875	3,277
5.75% 10/1/31	4,000	4,611
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,727
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815	857
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,577
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,569
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,528
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,080
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,986
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,107
5.125% 6/1/29	5,000	5,151
5.5% 6/1/19	2,000	2,129
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,142
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,487
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,679
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,700
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,176
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,165	$ 5,687
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,920
Series 2006 E:
5% 10/1/23	2,410	2,732
5.25% 10/1/21	2,900	3,356
(Various Cap. Projs.) Series 2012 A, 5% 4/1/25	5,300	5,965
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,465
5% 12/1/23	2,800	3,192
Series 2009 G1, 5.75% 10/1/30	1,800	2,045
Series 2009 I:
5.5% 11/1/23	1,535	1,786
6.125% 11/1/29	1,200	1,413
6.25% 11/1/21	2,000	2,474
6.375% 11/1/34	3,000	3,539
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,291
5.75% 11/1/28	6,525	7,527
6% 11/1/40	7,240	8,375
Series A:
5.375% 11/1/18 (AMBAC Insured)	70	71
5.5% 11/1/16 (AMBAC Insured)	80	82
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,497
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,233
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,843
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,352
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	903
Series 2005 G, 5.25% 7/1/13	1,475	1,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	$ 125	$ 139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,229
6.25% 8/15/33	2,500	2,794
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,484
Series 2007 A:
4.75% 4/1/33	2,000	2,053
5% 4/1/31	4,900	5,163
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,360
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,923
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,891
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,277
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	10,982
Series 2012 A, 5% 4/1/42	2,800	3,035
5.375% 6/1/26	2,500	2,830
6% 6/1/33	3,000	3,496
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	966
0% 5/1/16	1,365	1,288
0% 5/1/17	1,155	1,048
0% 5/1/18	1,335	1,163
0% 5/1/19	1,000	831
0% 5/1/34 (a)	5,300	4,066
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,623
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,129
5% 11/1/25 (AMBAC Insured)	3,820	4,288
5% 11/1/33 (AMBAC Insured)	5,000	5,412
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,290	$ 3,359
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,295
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,640
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,904
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,644
5% 8/1/25 (FSA Insured)	1,435	1,577
5% 8/1/26 (FSA Insured)	2,000	2,190
5% 8/1/27 (FSA Insured)	1,785	1,961
5% 8/1/31 (FSA Insured)	5,000	5,407
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,794
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,631
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,470
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,053
Cupertino California Union School District:
5% 8/1/18	1,735	2,120
5% 8/1/19	1,120	1,386
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	629
5% 9/1/13 (AMBAC Insured)	655	673
5% 9/1/14 (AMBAC Insured)	690	723
5% 9/1/15 (AMBAC Insured)	725	767
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	963
5% 9/1/22 (AMBAC Insured)	1,020	1,058
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,254
6% 3/1/20 (FSA Insured)	1,000	1,172
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,836
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,313
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,613
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	917
0% 10/1/25 (AMBAC Insured)	1,665	858
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	709
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,989
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,157
0% 11/1/16 (Escrowed to Maturity)	3,500	3,338
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,199
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,608
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	960
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,328
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,466
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,064
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,210
Series C, 5% 8/1/36	10,000	11,453
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	22,494
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,866
5.75% 1/15/40	8,155	8,155
5.875% 1/15/27	4,000	4,082
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,592
5.875% 1/15/29	4,000	4,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	$ 2,645	$ 2,685
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,573
5% 6/1/45	12,125	12,289
5% 6/1/45	2,775	2,813
Series 2007 A1:
5% 6/1/12	1,400	1,400
5% 6/1/13	1,000	1,036
5% 6/1/14	2,000	2,129
5% 6/1/15	1,000	1,092
5% 6/1/45 (FSA Insured)	235	238
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,224
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,514
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	508
5% 8/1/22	450	559
5% 8/1/23	485	596
5% 8/1/24	1,000	1,205
5% 8/1/26	1,370	1,623
5% 8/1/28	760	888
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,444
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,148
Series 2005 A, 5% 12/1/14	4,500	4,865
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,128
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	3,824
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	$ 6,725	$ 7,573
Series A, 5.75% 8/1/33	2,800	3,251
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,177
Series 2009 A, 5.5% 8/1/29	1,000	1,185
Series 2010 C, 5.25% 8/1/39	1,300	1,505
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,963
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,350
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,370
5% 3/1/23	1,600	1,889
(Disney Parking Proj.):
0% 3/1/13	6,490	6,444
0% 9/1/14 (AMBAC Insured)	3,860	3,677
0% 3/1/18	3,000	2,516
0% 3/1/19	3,200	2,558
0% 3/1/20	1,000	755
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,102
5.375% 9/1/17 (FSA Insured)	1,095	1,151
5.375% 9/1/18 (FSA Insured)	1,155	1,212
5.375% 9/1/19 (FSA Insured)	1,210	1,267
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,009
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,119
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,418
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,538
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 10/15/20 (Escrowed to Maturity)	$ 150	$ 150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,124
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,579
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	8,875	10,708
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,135
Series 2012 C, 5% 3/1/26	3,000	3,329
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,294
Series 2007 A1, 4.5% 1/1/28	6,900	7,404
Series 2011 A1, 5% 7/1/21	10,510	12,937
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,805
Series 2012 B, 5% 6/1/28	4,800	5,583
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,635	2,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,631
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	548
5% 7/1/39	4,095	4,392
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,598
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	729
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,411
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,563
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,508
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 4,077
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,791
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	822
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	788
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,119
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	722
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,485
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,787
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,254
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,150
12% 8/1/17 (FSA Insured)	1,000	1,507
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,150
Bonds:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,800	2,882
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,601
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,826
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,141
5% 9/1/17 (AMBAC Insured)	2,735	3,169
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,509
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,386
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,308
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	$ 3,000	$ 3,437
Series 2012, 5% 1/15/25	3,460	3,987
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,061
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,199
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,081
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,304
6.5% 8/1/24	1,220	1,426
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,397
5% 2/1/23	5,000	5,707
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,888
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,808
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,590
4% 9/1/13	1,855	1,899
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,495
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	707
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	35	35
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,079
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	375	382
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 5,850	$ 5,936
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,403
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,779
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,707
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,207
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,447
Series 2011 O, 5% 5/1/22 (c)	4,500	4,962
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,825
Series B:
0% 8/1/33	4,840	1,713
0% 8/1/35	9,000	2,811
0% 8/1/37	6,325	1,734
0% 8/1/38	20,710	5,367
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,450
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,686
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,510
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	5,815
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,973
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,053
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 3,740	$ 3,855
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	859
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,598
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	756
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	941
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	925
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,295
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,864
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,925	7,221
Series 2012 Y, 5% 8/15/27	2,800	3,297
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,992
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,079
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,054
6.5% 8/1/28	2,445	2,990
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,223
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,893
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,504
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,194
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,260
5% 11/15/17 (AMBAC Insured)	2,000	2,241
5% 11/15/18 (AMBAC Insured)	2,000	2,226
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,350
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.: - continued
Series 2005:
5.25% 7/1/16 (AMBAC Insured) (c)	$ 1,400	$ 1,582
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,207
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,686
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,036
San Diego Unified School District:
Series 2008 C, 0% 7/1/42	10,000	2,038
Series 2008 E, 0% 7/1/47 (a)	8,700	3,062
Series C, 0% 7/1/47	4,000	615
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,519
Second Series 32F, 5.25% 5/1/19	2,500	3,047
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,109
6.625% 8/1/39	1,000	1,111
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,332
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,075
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,980
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,659
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,105
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,544
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 1,673
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,328
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,254
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,113
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,900
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,322
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,930
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,476
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,619
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,181
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,345
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	899
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	857
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,433
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,081
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,716
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,563
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,880
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,932
0% 9/1/22 (AMBAC Insured)	2,900	1,868
0% 9/1/25 (AMBAC Insured)	6,800	3,676
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 527
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,520
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,987
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,515
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,227
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,737
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,558
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,060
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,269
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,354
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,833
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,726
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,343
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,856
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	849
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,160
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,493
4% 5/15/20	615	702
5% 5/15/19	2,830	3,421
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
(Ltd. Proj.):
Series 2007 D, 5% 5/15/25	$ 4,250	$ 4,741
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,622
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,258
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,068
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,120
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,546
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,830
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,226
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,281
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	131
5.375% 8/1/16 (FSA Insured)	100	101
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,171
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,021
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	465
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,058
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,448
6.25% 7/1/39	7,000	7,994
Series 2010 A, 5.5% 7/1/38	3,100	3,360
Series A:
5% 7/1/23	1,460	1,584
5% 7/1/25	1,665	1,779
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,689
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Western Riverside County Trust & Wastewtr. Fin. Auth.: - continued
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	$ 2,250	$ 2,469
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,382
		1,787,329
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,052
5.875% 10/1/18	1,565	1,755
		2,807
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.425% 7/1/21 (FGIC Insured) (b)	4,600	4,273
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,747
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,872
		13,892
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,573
Series 2009 B, 5% 10/1/25	1,500	1,601
Series A, 5.25% 10/1/15	1,255	1,344
		4,518
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,677,278)	1,808,546
NET OTHER ASSETS (LIABILITIES) - 3.2%	60,328
NET ASSETS - 100%	$ 1,868,874
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,675,636,000. Net unrealized appreciation aggregated $132,910,000, of which $136,546,000 related to appreciated investment securities and $3,636,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

May 31, 2012

1.832123.106

CSI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 84.8%
	Principal Amount	Value
California - 83.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 227,861
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	5,065,000	5,873,019
5% 8/1/18	2,645,000	3,095,682
Series 2012 A:
4% 8/1/21	1,000,000	1,097,140
5% 8/1/19	1,200,000	1,409,148
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,962,568
2.5% 6/1/15	895,000	933,628
2.5% 6/1/16	1,070,000	1,132,178
3% 6/1/15	525,000	555,366
3% 6/1/16	525,000	565,745
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	132,009
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100)	155,000	156,164
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	439,386
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	480,944
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	556,706
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43	165,000	165,000
5.875% 6/1/43	125,000	125,000
California Dept. of Trans. Rev. Series 2004 A, 5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	5,728,816
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/18 (c)	2,500,000	2,947,725
Series AI, 5% 12/1/17	12,720,000	15,583,272
Series J2, 7% 12/1/12	2,600,000	2,687,256
Series J3, 7% 12/1/12 (Escrowed to Maturity)	70,000	72,300
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2011 N, 5% 5/1/19	5,000,000	6,210,550
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	118,680
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (a)	4,760,000	5,159,745
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2004 A:
5% 7/1/15	$ 1,815,000	$ 1,972,524
5.25% 7/1/12	7,035,000	7,060,678
5.25% 7/1/12	445,000	446,624
5.25% 7/1/14	2,050,000	2,245,119
Series 2009 A:
5% 7/1/12	1,200,000	1,204,164
5% 7/1/12 (Escrowed to Maturity)	995,000	998,473
5% 7/1/15	2,615,000	2,841,956
5% 7/1/19	7,140,000	8,789,269
5% 7/1/22	5,000,000	5,703,650
5.25% 7/1/13 (Escrowed to Maturity)	4,395,000	4,629,649
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	4,850,861
5.25% 7/1/14	4,080,000	4,468,334
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,880,532
Series 2009 B, 5% 7/1/20	3,115,000	3,767,219
Series A, 5% 7/1/18	1,905,000	2,327,700
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,283,988
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	522,690
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	561,770
5% 4/1/16	400,000	463,440
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	476,388
4% 9/1/18	255,000	290,221
5% 9/1/16	300,000	346,836
5% 9/1/17	400,000	472,488
California Gen. Oblig.:
4% 8/1/13	500,000	520,550
4% 11/1/13	1,750,000	1,836,433
4% 11/1/14	1,265,000	1,361,557
5% 10/1/12	2,000,000	2,029,920
5% 2/1/13	2,205,000	2,271,481
5% 2/1/13	175,000	180,276
5% 6/1/13	1,000,000	1,045,350
5% 10/1/13 (Pre-Refunded to 10/1/12 @ 100)	50,000	50,770
5% 11/1/13	870,000	925,141
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/14	$ 3,675,000	$ 3,952,940
5% 3/1/16	2,500,000	2,847,275
5% 9/1/21	6,080,000	7,332,358
5.25% 10/1/12	110,000	111,734
5.25% 10/1/13	185,000	196,692
5.25% 2/1/14 (FSA Insured)	270,000	285,209
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	40,000	42,301
5.25% 2/1/16 (Pre-Refunded to 2/1/13 @ 100)	1,000,000	1,033,270
6.25% 9/1/12	155,000	157,184
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,700,000	1,753,499
5% 3/1/14	2,000,000	2,146,180
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	880,000	969,839
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	55,099
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	798,638
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,136,350
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	583,005
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/12	2,000,000	2,018,120
5% 8/15/15	1,440,000	1,628,899
5.5% 8/15/16	1,000,000	1,186,650
Series 2011 B, 4% 8/15/17	1,000,000	1,143,840
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (a)	275,000	297,872
Series 2009 C, 5%, tender 7/2/12 (a)	4,200,000	4,214,364
Series 2009 F, 5%, tender 7/1/14 (a)	2,800,000	3,023,692
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (a)	2,800,000	3,048,584
Series 2011 A:
4% 2/1/13	500,000	508,150
4% 2/1/14	1,000,000	1,034,050
5% 3/1/19	5,000,000	5,790,750
5.25% 2/1/15	1,000,000	1,088,500
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2011 D:
5% 8/15/19	$ 1,500,000	$ 1,820,250
5% 8/15/20	1,460,000	1,780,864
Series 2011:
5% 8/15/19	2,000,000	2,410,540
5% 8/15/20	2,000,000	2,412,740
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	5,300,000	5,585,935
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,684,668
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	47,887
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,191,854
5% 2/1/14	1,220,000	1,294,920
5% 2/1/15	1,615,000	1,748,819
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,705,445
5% 7/1/18	1,645,000	1,846,743
5% 7/1/20	875,000	973,088
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	376,592
5% 4/1/14	200,000	215,202
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,143,400
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (a)	3,000,000	3,033,990
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,580,020
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,355,140
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	1,440,000	1,440,000
5.25% 6/1/14	70,000	75,786
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	$ 3,080,000	$ 3,266,186
Series 2006 F, 5% 11/1/16 (FGIC Insured)	1,550,000	1,755,623
Series 2007 F:
4% 11/1/12	110,000	111,426
4% 11/1/13	165,000	171,678
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	40,995
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	940,000	988,560
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	106,465
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,233
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,626
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,125,000	2,204,666
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	348,557
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	985,845
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	111,293
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	702,959
5% 4/1/14	1,270,000	1,357,897
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	50,000
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,588,146
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,104,520
Series A, 5.5% 6/1/14	120,000	124,788
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,384,677
Series 2010 A, 5% 3/1/15	2,960,000	3,242,769
Series 2011 A, 5% 10/1/21	4,230,000	4,947,112
Series 2012 A, 5% 4/1/20	1,800,000	2,094,246
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,166,452
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,534,540
Series 2009 A, 5% 4/1/19	1,000,000	1,153,840
Series 2009 J, 5% 11/1/17	2,700,000	3,123,495
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,133,590
5% 11/1/16	1,485,000	1,748,097
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101)	35,000	35,495
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,029,500
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	2,000,000	2,059,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	566,330
5% 11/1/18	500,000	580,295
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,542,582
Series 2008 B, 5% 8/15/15	60,000	65,211
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,680,918
Series 2009 A, 5% 7/1/15	1,900,000	2,109,209
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	998,543
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,613,744
5% 6/15/13	46,560,000	48,769,251
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (a)	6,250,000	6,627,438
4% 6/1/14	600,000	629,160
4% 6/1/15	325,000	345,033
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	15,938
5% 10/1/13 (FSA Insured)	40,000	42,320
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	$ 400,000	$ 417,908
4% 11/1/14	300,000	319,857
5% 11/1/15	1,000,000	1,125,350
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	393,064
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,537,367
4% 9/1/16	1,125,000	1,256,771
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,290,496
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101)	30,000	30,410
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,149
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,174,616
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,857,465
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,240
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,471,138
4% 8/1/14	735,000	788,435
4% 8/1/16	1,825,000	2,072,032
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	530,095
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,097,650
Series 2008, 4% 9/1/13	5,000,000	5,225,400
East Side Union High School District Santa Clara County:
Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	587,610
Series C, 5% 8/1/12 (FSA Insured)	55,000	55,411
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,315,129
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	15,111
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	397,176
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100)	$ 85,000	$ 85,980
Fullerton School District:
4% 8/1/16	525,000	591,229
4% 8/1/17	600,000	685,026
5% 8/1/18	500,000	604,485
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,685,000	2,855,605
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	775,000	811,255
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	205,000	214,590
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	7,470,000	7,856,348
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,290,000	3,460,159
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,051,720
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	175,000	184,266
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	2,936,892
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (a)	500,000	502,855
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	180,702
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	105,663
4% 8/1/15	125,000	138,721
4% 8/1/16	100,000	113,889
4% 8/1/17	175,000	203,228
5% 8/1/19	250,000	315,343
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,717,191
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	2,010,846
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,151,966
5% 5/15/15	1,000,000	1,128,850
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,670,218
Los Alamitos Unified School District 0% 9/1/16	2,000,000	1,847,500
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity)	100,000	99,852
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	$ 500,000	$ 593,350
5% 3/1/21	500,000	591,105
5% 9/1/21	1,270,000	1,501,686
5% 3/1/22	1,000,000	1,181,670
(Disney Parking Proj.) 0% 3/1/14	20,000	19,296
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	299,803
Series 2009 A, 5% 7/1/14	5,000,000	5,476,350
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,674,250
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	106,591
5% 10/1/14 (FSA Insured)	25,000	27,557
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	179,081
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1:
5% 7/1/12	25,000	25,087
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,145,500
Series 2011 A, 5% 7/1/19	5,000,000	6,219,350
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	196,339
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,164
Series 2009 A, 4% 9/1/15	2,085,000	2,302,820
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,611,617
5% 11/1/15	1,880,000	2,113,646
Series 2012 C, 5% 3/1/21	5,055,000	5,860,615
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,247,151
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100)	$ 40,000	$ 40,154
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100)	1,300,000	1,305,005
Series 2003 F:
4.5% 7/1/13	3,000,000	3,136,770
5% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	25,000	26,268
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	26,274
Series 1997 A, 6% 7/1/14	3,055,000	3,402,965
Series 1997 F, 5% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,152,160
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,457,406
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,764,321
Series 2003 A, 5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	4,500,000	4,728,240
Series 2004 I, 5% 7/1/16	3,180,000	3,702,919
Series 2009 KRY, 5% 7/1/15	5,000,000	5,645,800
Series 2011 A2, 5% 7/1/21	5,250,000	6,482,070
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,218,428
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,661,900
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.
Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	145,381
4% 7/1/13 (FSA Insured)	175,000	181,676
5% 7/1/14 (FSA Insured)	2,000,000	2,162,360
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.)
Series A:
4% 7/1/13	50,000	51,688
4% 7/1/15	100,000	107,197
4% 7/1/17	85,000	94,069
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,971,522
3% 8/1/16	1,925,000	2,066,661
3% 8/1/17	1,735,000	1,851,176
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	25,078
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	$ 35,000	$ 36,791
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,375,420
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,225,400
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100)	15,000	15,777
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,917,749
Series 2011, 4% 2/1/17	525,000	588,572
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,198
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101)	45,000	45,788
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (a)	750,000	771,945
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	706,306
4% 8/1/17	500,000	571,395
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	65,822
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	40,032
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,780,293
4% 8/1/16	1,335,000	1,464,989
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,248,053
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,158,790
5% 7/1/17	2,750,000	3,247,860
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,571,157
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,020,350
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,352,498
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,362
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,819,618
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	$ 300,000	$ 329,064
4% 8/1/17	450,000	511,115
4% 8/1/18	200,000	229,292
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	113,337
4% 8/15/15	50,000	55,203
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	220,661
3.5% 10/1/14	150,000	158,942
4% 10/1/15	100,000	109,640
4% 10/1/16	100,000	111,893
4% 10/1/17	420,000	474,890
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,903,552
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	304,768
4% 8/1/15	250,000	273,893
5% 8/1/17	470,000	558,243
5% 8/1/18	505,000	610,197
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	319,473
5% 8/1/15	1,000,000	1,119,290
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	65,131
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	86,596
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (a)	5,385,000	5,196,094
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,293,290
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	51,341
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	380,000	380,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,000,000	$ 1,074,430
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 B, 5.4% 11/1/20	2,855,000	3,275,599
Series A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,434,138
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,572
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	501,625
5% 7/1/13	625,000	654,275
5% 7/1/14	550,000	592,290
5% 7/1/16	1,275,000	1,452,799
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,264,750
Sacramento Muni. Util. District Elec. Rev.:
Series 2011 X:
5% 8/15/19	1,465,000	1,779,990
5% 8/15/20	5,500,000	6,708,735
Series Q:
5.25% 8/15/17 (FSA Insured)	725,000	732,156
5.25% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	275,000	277,714
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,991,996
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,079,481
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	249,535
5% 8/1/17	150,000	177,012
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,456,350
Series 2009 B, 5.25% 8/1/19	3,285,000	3,819,667
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,741,660
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,827,100
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,223
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 5% 8/1/12	2,055,000	2,070,351
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101)	$ 3,000,000	$ 3,040,620
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	2,000,000	2,120,900
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	1,695,000	1,797,463
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,064
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,399
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,876,400
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,984,701
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	926,811
5% 8/1/16	1,095,000	1,211,037
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,999,960
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	662,370
Series 2010 D, 5% 11/1/16	4,445,000	5,272,748
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,454
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	246,192
Series 2010 N:
5% 5/15/15	1,000,000	1,115,150
5% 5/15/16	1,000,000	1,149,720
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	22,152
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	1,025,455
4% 6/1/20	770,000	899,891
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Monica Cmnty. College District Gen. Oblig.
Series 2010 A:
5% 8/1/14	$ 430,000	$ 470,166
5% 8/1/15	250,000	282,068
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	59,679
Semitropic Impt. District Wtr. Storage Rev.
Series 2009 A:
2.5% 12/1/13	300,000	306,498
3% 12/1/14	250,000	263,780
5% 12/1/15	300,000	341,376
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,245,912
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	30,137
6.75% 7/1/13	65,000	69,331
6.75% 7/1/13 (FSA Insured)	1,800,000	1,924,992
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	215,936
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	55,191
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	49,479
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,469
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,261
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,481,388
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,202,730
5.375% 8/1/22	1,750,000	2,073,943
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,305,350
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,063,701
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,322,017
Series 2009 O, 5% 5/15/17	1,000,000	1,190,890
Series 2010 S, 5% 5/15/16	1,785,000	2,084,612
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	$ 1,000,000	$ 1,103,280
5% 1/1/17	2,115,000	2,367,320
5% 1/1/18	2,220,000	2,502,051
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,784,608
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/12	275,000	275,734
4.5% 7/1/13	250,000	258,000
5% 7/1/14	300,000	319,752
5% 7/1/15	520,000	567,065
5% 7/1/16	200,000	222,108
Series 2010 A, 5% 7/1/17	1,000,000	1,118,890
Series A, 5% 7/1/12	385,000	386,167
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,754,640
5% 8/1/19 (FSA Insured)	1,500,000	1,773,360
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	527,410
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	524,240
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,183
		657,198,608
Puerto Rico - 0.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	3,000,000	3,351,360
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,144,640
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,302
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,020,650
		5,591,952
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	677,491
5% 10/1/15	600,000	647,712
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,108,280
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6% 10/1/14	$ 1,250,000	$ 1,336,650
Series 2009 B, 5% 10/1/16	2,000,000	2,216,560
		5,986,693
TOTAL MUNICIPAL BONDS (Cost $639,327,186)		668,777,253
Municipal Notes - 5.1%

California - 5.1%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	1,500,000	1,445,640
California Gen. Oblig. RAN Series 2011 A2, 2% 6/26/12	12,785,000	12,800,214
Univ. of California Revs. Participating VRDN Series Putters 4040, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	25,825,000	25,825,000
TOTAL MUNICIPAL NOTES (Cost $39,972,510)		40,070,854
TOTAL INVESTMENT PORTFOLIO - 89.9% (Cost $679,299,696)		708,848,107
NET OTHER ASSETS (LIABILITIES) - 10.1%		79,437,792
NET ASSETS - 100%		$ 788,285,899
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $679,261,686. Net unrealized appreciation aggregated $29,586,421, of which $29,626,984 related to appreciated investment securities and $40,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012